Potomac Managed Volatility Fund
		Schedule of Investments
	September 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
High Yield Bond
1,004,960	BondBloxx BB Rated USD High Yield Corporate Bond ETF #	$ 41,550,071
1,112,025	BondBloxx CCC Rated USD High Yield Corporate Bond ETF #	43,646,981
275,943	iShares iBoxx High Yield Corporate Bond ETF	22,403,812
247,648	State Street SPDR Bloomberg Convertible Securities ETF	22,412,144
805,526	The iShares U.S. Fallen Angels USD Bond ETF	22,377,512
		152,390,521

Systematic Trend
821,763	iMGP DBi Managed Futures Strategy ETF	22,442,348

Total for Exchange Traded Funds (Cost - $173,291,115)		174,832,868	96.29%

MONEY MARKET FUNDS
6,431,529	Goldman Sachs Financial Square Government Fund	6,431,529	3.54%
Institutional Class - 3.99% +

Total for Money Market Funds (Cost - $6,431,529)

Total Investments (Cost - $179,722,644)		181,264,397	99.83%

Other Assets in Excess of Liabilities		296,629	0.17%

Net Assets		$181,561,025	100.00%

# Affiliated investment due to Fund holding more than 5% of outstanding shares.
+ The rate shown represents the 7-day yield at September 30, 2025.

1.) AFFILIATED ISSUER TRANSACTIONS

When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund. During the quarter ended September 30, 2025, the Fund had the following transactions with affiliated companies:

	BondBloxx BB Rated
	USD High Yield
Security Name	Corporate Bond ETF
Value as of June 30, 2025	$ -
Purchases	41,680,716
Sales	-
Change in Unrealized Gain (Loss)	(130,645)
Realized Gain (Loss)	-
Value as of September 30, 2025	$ 41,550,071

Shares Balance as of September 30, 2025	1,004,960
Dividends	$ -
Capital Gain Distributions	$ -

	BondBloxx CCC Rated
	USD High Yield
Security Name	Corporate Bond ETF
Value as of June 30, 2025	$ -
Purchases	43,231,023
Sales	-
Change in Unrealized Gain (Loss)	415,958
Realized Gain (Loss)	-
Value as of September 30, 2025	$ 43,646,981
Shares Balance as of September 30, 2025	1,112,025
Dividends	$ -
Capital Gain Distributions	$ -